Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit after tax	£ 1,465	£ 384
Increase (decrease) due to changes in accounting policy [member] | IAS 12 update [member]
Profit after tax	£ 77	£ 84